Accrued liabilities - Accrued liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Accrued liabilities [Line Items]
Accruals	€ 1,626	€ 1,784
Salaries and wages [Member]
Accrued liabilities [Line Items]
Accruals	490	566
Holiday entitlements [Member]
Accrued liabilities [Line Items]
Accruals	97	127
Other personnel-related costs [Member]
Accrued liabilities [Line Items]
Accruals	101	108
Gas, water, electricity, rent and other [Member]
Accrued liabilities [Line Items]
Accruals	46	33
Communication and IT costs [Member]
Accrued liabilities [Line Items]
Accruals	64	82
Distribution costs [Member]
Accrued liabilities [Line Items]
Accruals	110	122
Commission payable [Member]
Accrued liabilities [Line Items]
Accruals	8	7
Advertising and marketing-related costs [Member]
Accrued liabilities [Line Items]
Accruals	127	175
Other sales-related costs [Member]
Accrued liabilities [Line Items]
Accruals	20	20
Material-related costs [Member]
Accrued liabilities [Line Items]
Accruals	132	130
Interest-related accruals [Member]
Accrued liabilities [Line Items]
Accruals	71	52
Other accrued liabilities [Member]
Accrued liabilities [Line Items]
Accruals	€ 361	€ 362